Annual Fund Operating Expenses - Janus Henderson Artificial Intelligence ETF - Janus Henderson Artificial Intelligence ETF, Janus Henderson Artificial Intelligence ETF	Aug. 18, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.59%

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur during the current fiscal year.